CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 4. CASH AND CASH EQUIVALENTS

For purposes of the consolidated statement of cash flow and the consolidated statement of financial position, the following assets are considered as cash and cash equivalents:

	December 31, 2020	December 31, 2019
In millions of COP
Cash and balances at central bank
Cash	7,210,250	6,658,688
Due from central banks(1)	7,871,879	8,299,656
Due from other private financial entities	4,867,472	3,033,898
Checks on hold	109,736	154,985
Remittances of domestic negotiated checks in transit	125,737	108,838
Total cash and due from banks	20,185,074	18,256,065
Money market transactions
Interbank borrowings	3,193,915	2,465,913
Reverse repurchase agreements and other similar secured loans	322,160	3,016,064
Total money market transactions	3,516,075	5,481,977
Total cash and cash equivalents	23,701,149	23,738,042

(1)    According to External Resolution Number 9 of 2020, that modifies External Resolution Number 5 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain in 2020 the equivalent of 3.50% and 2019 the equivalent of 4.50%, of its customer’s deposits with a maturity term less than 18 months as a legal banking reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiaria Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% in 2020 and 2019, of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, according to the norm of the banks Number 3-06 of 2000 issued by the Financial System Superintendency of El Salvador, Banco Agrícola must mantain an equivalent amount of its deposits and debt securities in issue average daily balances as a liquidity reserve between 1.00% and 15.00% during 2020, and during 2019 the range of the amount equivalent was between 1.00% and 25.00%, represented in unrestricted deposits or debt securities issued by El Salvador Central Bank. Finally, in accordance with the Agreement 004 of 2008 issued by the Superintendency of Banks of Panama, all Panamanian banks must be maintain a minimum legal liquidity rate established at 30.00% in 2020 and 2019.

As of December 31, 2020 and 2019, there is restricted cash amounting to COP 295,260 and COP 334,190, respectively, included in other assets on the statement of financial position, For further information see Note 14 Other assets, net, Which represents margin deposits pledged as collateral for derivative contracts traded through clearing houses.